Supplemental Financial Information (Accrued Expense and Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012
Supplemental Financial Information [Abstract]
Gift card liability	$ 1,633	$ 2,182	$ 1,875
Occupancy related	1,302	1,264	1,188
Utilities	1,319	1,002	870
Accrued interest		484	337
Other accrued expenses		2,317	1,576
Other accrued expenses	3,360	2,801
Accrued expenses and other current liabilities	$ 7,614	$ 7,249	$ 5,846